Business Combinations - Schedule of Other Comprehensive Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Comprehensive Income [Line Items]
Foreign currency translation adjustment			$ (312)
Comprehensive loss		$ (9,585,343)	$ 866,457
Basic (in Shares)	[1]	5,814,832	4,003,534
Diluted (in Shares)	[1]	5,814,832	4,003,534
Earnings per share (in Dollars per share)	[1]	$ (1.65)	$ 0.22
Shine Prosperity and its subsidiary [Member]
Schedule of Other Comprehensive Income [Line Items]
Foreign currency translation adjustment			$ (272)
Comprehensive loss			(255,659)
Adjustment for Business Combination [Member]
Schedule of Other Comprehensive Income [Line Items]
Foreign currency translation adjustment
Comprehensive loss
Pro Forma Combined [Member]
Schedule of Other Comprehensive Income [Line Items]
Foreign currency translation adjustment			(584)
Comprehensive loss			$ 610,798
Basic (in Shares)			4,003,534
Diluted (in Shares)			4,003,534
Earnings per share (in Dollars per share)			$ 0.15

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).